FINANCIAL INSTRUMENTS (Fair Value Hierarchy) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	May 12, 2021	Apr. 23, 2018
Assets:
Equity securities	$ 5,104	$ 7,283	$ 11,530
Financial instruments at fair value, current portion	4,617	1,936
Interest rate/ currency/ commodity swap contracts – long-term receivables	$ 13,608	26,716
7.25% senior unsecured sustainability-linked bonds due 2026
Liabilities:
Interest rate (in percentage)	7.25%			7.25%
Senior Unsecured Convertible Bonds due 2023
Liabilities:
Interest rate (in percentage)	4.875%				4.875%
8.875% senior unsecured sustainability-linked bonds due 2027
Liabilities:
Interest rate (in percentage)	8.875%
Fair Value, Recurring | Fair value
Assets:
Equity securities	$ 5,104	7,283
Financial instruments at fair value, current portion	4,617	1,936
Interest rate/ currency/ commodity swap contracts – long-term receivables	13,608	26,716
Total assets	23,329	35,935
Liabilities:
Floating rate NOK Bonds Due 2023		71,421
NOK700 million senior unsecured floating rate bonds due 2024	68,919	70,734
NOK600 million senior unsecured floating rate bonds due 2025	59,181	60,348
Interest rate/ currency/ commodity swap contracts – short-term payables	12,366	16,861
Interest rate/ currency/ commodity swap contracts – long-term payables	8,965	14,357
Total liabilities	448,561	515,120
Fair Value, Recurring | Fair value | Senior Unsecured Convertible Bonds due 2023
Liabilities:
Unsecured convertible bonds		137,211
Fair Value, Recurring | Fair value | 7.25% senior unsecured sustainability-linked bonds due 2026
Liabilities:
Senior Unsecured Sustainability Linked Bonds	146,310	144,188
Fair Value, Recurring | Fair value | 8.875% senior unsecured sustainability-linked bonds due 2027
Liabilities:
Senior Unsecured Sustainability Linked Bonds	152,820
Fair Value, Recurring | Fair value | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Equity securities	5,104	7,283
Total assets	5,104	7,283
Liabilities:
Floating rate NOK Bonds Due 2023		71,421
NOK700 million senior unsecured floating rate bonds due 2024	68,919	70,734
NOK600 million senior unsecured floating rate bonds due 2025	59,181	60,348
Total liabilities	427,230	483,902
Fair Value, Recurring | Fair value | Quoted Prices in Active Markets for Identical Assets (Level 1) | Senior Unsecured Convertible Bonds due 2023
Liabilities:
Unsecured convertible bonds		137,211
Fair Value, Recurring | Fair value | Quoted Prices in Active Markets for Identical Assets (Level 1) | 7.25% senior unsecured sustainability-linked bonds due 2026
Liabilities:
Senior Unsecured Sustainability Linked Bonds	146,310	144,188
Fair Value, Recurring | Fair value | Quoted Prices in Active Markets for Identical Assets (Level 1) | 8.875% senior unsecured sustainability-linked bonds due 2027
Liabilities:
Senior Unsecured Sustainability Linked Bonds	152,820
Fair Value, Recurring | Fair value | Fair Value, Inputs, Level 2
Assets:
Financial instruments at fair value, current portion	4,617	1,936
Interest rate/ currency/ commodity swap contracts – long-term receivables	13,608	26,716
Total assets	18,225	28,652
Liabilities:
Interest rate/ currency/ commodity swap contracts – short-term payables	12,366	16,861
Interest rate/ currency/ commodity swap contracts – long-term payables	8,965	14,357
Total liabilities	21,331	31,218
Fair Value, Recurring | Fair value | Significant Unobservable Inputs (Level 3)
Assets:
Total assets	0	0
Liabilities:
Total liabilities	$ 0	$ 0